Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Cumulative net operating loss carry-forward	$ 4,343,240	$ 2,858,009
Valuation allowance	$ 1,556,422	$ 640,504
HONG KONG
Income Tax (Textual)
Description of income tax law	AGM HK and AGMClub are incorporated in Hong Kong and incurred net losses for the years ended December 31, 2018 and 2017. AGM HK and AGMClub are subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong or 8.25% if the net profit under $2,000,000 for 2018 and future. Taxable operating loss incurred by companies incorporated in Hong Kong are allowed to be carried forward indefinitely.
State Administration of Taxation, China [Member]
Income Tax (Textual)
Percentage of tax rate	25.00%
Description of income tax law	On March 16, 2007, the National People's Congress passed the Enterprise Income Tax Law ("the China EIT Law"), which was effective as of January 1, 2008.
Description of operating loss carryforward	AGM Beijing, AGM Shenzhen and AGM Nanjing are incorporated in the PRC and subject to 25% China statutory tax rate. AGM Beijing, AGM Shenzhen and AGM Nanjing incurred net loss, for the year ended December 31, 2018, and AGM Beijing and AGM Shenzhen incurred net loss for the year ended December 31, 2017. Companies incorporated in the PRC are allowed to offset their future tax taxable income with taxable operating losses carried forward in a 5-year period.
Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax (Textual)
Percentage of tax rate	19.00%	19.00%
Australian Taxation Office [Member]
Income Tax (Textual)
Percentage of tax rate	27.50%	27.50%
Inland Revenue, Hong Kong [Member]
Income Tax (Textual)
Percentage of tax rate	16.50%	16.50%	16.50%